						   File Number: 002-25980
                                          Filed Pursuant to Rule 497(e) of
						the Securities Act of 1933

                                                                   July 31, 2019


                                  PIONEER FUND


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2019


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Jeff Kripke, Senior Vice President of Amundi
                       Pioneer (lead portfolio manager) (portfolio
                       manager of the fund since 2015); John A.
                       Carey, Managing Director and Director of Equity
                       Income, U.S. of Amundi Pioneer (portfolio
                       manager of the fund since 1986); Craig
                       Sterling, Managing Director, Head of Equity
                       Research, U.S., and Director of Core Equity of
                       Amundi Pioneer (portfolio manager of the fund
                       since July 2019); and James Yu, Vice President
                       and Associate Portfolio Manager of Amundi
                       Pioneer (portfolio manager of the fund since
                       July 2019)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Jeff Kripke (lead portfolio manager) (portfolio manager of the fund since 2015); John A. Carey (portfolio manager of the fund since 1986); Craig Sterling (portfolio manager of the fund since July 2019); and James Yu (associate portfolio manager of the fund since July 2019). Mr. Kripke, Mr. Carey, Mr. Sterling and Mr. Yu are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Jeff Kripke, Senior Vice President of Amundi Pioneer, joined Amundi Pioneer in 2015. Prior to joining Amundi Pioneer, Mr. Kripke was at Allianz Global Investors, where he was Co-CIO of the Disciplined Equity Group and a portfolio manager since 2014. Previously, Mr. Kripke was at Wellington Management Company from 2001-2013, where he was an associate partner and portfolio manager.

John Carey, Managing Director and Director of Equity Income, U.S. of Amundi Pioneer, joined Amundi Pioneer as an analyst in 1979.

Craig Sterling, Managing Director, Head of Equity Research, U.S. and Director of Core Equity of Amundi Pioneer, joined Amundi Pioneer in 2015. Prior to joining Amundi Pioneer, he was Managing Director and Global Head of Equity Research at EVA Dimensions LLC in New York, an independent equity research firm. Prior to 2011, he served as a Director in the HOLT Group at Credit Suisse.

James Yu, Vice President and Associate Portfolio Manager of Amundi Pioneer, joined Amundi Pioneer in 2015. Prior to joining Amundi Pioneer, Mr. Yu was a Senior Research Analyst at Wells Capital Management, where he supported small-cap value and mid-cap value strategies. Mr. Yu has been an investment professional since 1995.














                                                                   31705-00-0719
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   July 31, 2019


                                  PIONEER FUND


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2019


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Jeff Kripke, Senior Vice President of Amundi
                       Pioneer (lead portfolio manager) (portfolio
                       manager of the fund since 2015); John A.
                       Carey, Managing Director and Director of Equity
                       Income, U.S. of Amundi Pioneer (portfolio
                       manager of the fund since 1986); Craig
                       Sterling, Managing Director, Head of Equity
                       Research, U.S., and Director of Core Equity of
                       Amundi Pioneer (portfolio manager of the fund
                       since July 2019); and James Yu, Vice President
                       and Associate Portfolio Manager of Amundi
                       Pioneer (portfolio manager of the fund since
                       July 2019)

                                                                   31704-00-0719
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC